U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and Address of issuer:

     First Investors Life Variable Annuity Fund A
     95 Wall Street
     New York, NY  10005

2.   Name of each series or class of funds for which this notice is filed:

     Not Applicable

3.   Investment Company Act File Number:  811-2982

     Securities Act File Number:  2-66295


4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                      [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          Number:        48,002
          Sale Price:    $190,963

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Number:        48,002
          Sale Price:    $190,963

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):



12.  Calculation of registration fee:





(i)  Aggregate sale price of securities sold
     during the fiscal year in reliance on rule
     24f-2 (from item 10):


$     190,963



(ii) Aggregate price of shares issued in connection with dividend reinvestment plans
     (from item 11, if applicable):


+         -0-



(iii)     Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):


-     190,963



(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule
     24e-2 (if applicable):



+         -0-



(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):



          -0-



(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):


x 1/29 of 1%



(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

$         -0-


Instruction:   issuers should complete lines, (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                      [  ]

      Date of mailing or wire transfer or filing fees to the Commission's lockbox depository:



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                              FIRST INVESTORS LIFE INSURANCE COMPANY



                              By  /s/Richard H. Gaebler
                                 Richard H. Gaebler, President



Date:  February 27, 1996




\notice\sep-acct.a

Law Offices of ROBERT J. GROSSO
95 Wall Street                                                   581 Main Street
23rd Floor                                                             2nd Floor
New York, NY  10005                                        Woodbridge, NJ  07095
(212) 858-8121                                                    (908) 855-2500
Telecopier (212) 858-8119                         All Replies to New York Office

Member of the Bar
In New York and New Jersey


                                        February 27, 1996


First Investors Life Insurance Company
95 Wall Street
New York, New York  10005

Gentlemen:

      I am familiar with the proceedings taken on behalf of First Investors Life Variable Annuity Fund A (the "Separate Account") in registering with the Securities and Exchange Commission an indefinite number of Individual Variable Annuity Contracts (the "Contracts") and the registration statement covering the Contracts.

      I have examined such records of the Separate Account, certificates of public officials and other documents and such questions of law as I have considered necessary as a basis for this opinion. Based on such examination, I am of the opinion that the Contracts of the Separate Account sold during 1995 are legally issued, fully paid and, except for the payment of premiums when due, non-assessable.

      This opinion letter is governed by, and shall be interpreted in accordance, with the Legal Opinion Accord of the ABA Section of Business Law
(1991). The law covered by the opinions expressed herein is limited to the Federal law of the United States and the law of the State of New York.

      I hereby consent to the filing of this opinion as an exhibit to the report of the Separate Account made pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

                                        Very truly yours,


                                        /s/Robert J. Grosso

                                        Robert J. Grosso

\opinion\sep-a.24f